Document and Entity Information	Mar. 27, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 27, 2020
Entity Registrant Name	OMEGA HEALTHCARE INVESTORS, INC.
Entity Central Index Key	0000888491
Entity Incorporation, State or Country Code	MD
Entity File Number	1-11316
Entity Tax Identification Number	38-3041398
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	303 International Circle,
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21030
City Area Code	410
Local Phone Number	427-1700
Title of 12(b) Security	Common Stock
Trading Symbol	OHI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Omega OP
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 20, 2020
Entity Registrant Name	OHI HEALTHCARE PROPERTIES LIMITED PARTNERSHIP
Entity Central Index Key	0001639315
Entity Incorporation, State or Country Code	DE
Entity File Number	33-203447-11
Entity Tax Identification Number	36-4796206
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	303 International Circle,
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21030
City Area Code	410
Local Phone Number	427-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false